Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Carrying value of debt and equity investments	$133,401	$125,955